Report of Directors Financial Review Risk Report - Stage 2 days past due analysis (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 981,722	$ 930,658
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	107,582	102,039
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 166,209	$ 153,973
ECL coverage %	0.40%	0.40%
Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,698,402	$ 2,507,370
Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(10,676)	(10,197)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 981,722	$ 930,658
ECL coverage %	1.00%	1.00%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 991,865	$ 940,373
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (10,143)	$ (9,715)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.60%	0.60%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 468,955	$ 447,225
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (2,740)	$ (2,524)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	1.70%	1.60%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 432,268	$ 410,684
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (7,139)	$ (6,755)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	0.30%	0.50%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 90,642	$ 82,464
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(264)	(436)
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 107,582	$ 102,039
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 107,597	$ 102,052
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(15)	(13)
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 890,508	$ 828,488
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 890,630	$ 828,580
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (122)	$ (92)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired
Disclosure of financial assets [line items]
ECL coverage %	2.00%	2.30%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 141,777	$ 117,824
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (2,898)	$ (2,679)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	2.80%	2.90%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Up-to-date
Disclosure of financial assets [line items]
ECL coverage %	2.00%	2.10%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | 1 to 29 DPD
Disclosure of financial assets [line items]
ECL coverage %	17.40%	12.40%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | 30 and greater DPD
Disclosure of financial assets [line items]
ECL coverage %	20.30%	21.50%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 43,900	$ 39,919
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Gross carrying amount | Up-to-date
Disclosure of financial assets [line items]
Financial assets	41,722	37,676
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	1,346	1,361
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	832	882
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,228)	(1,158)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Allowance for ECL | Up-to-date
Disclosure of financial assets [line items]
Financial assets	(825)	(799)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	(234)	(169)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	$ (169)	$ (190)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	2.20%	2.70%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Up-to-date
Disclosure of financial assets [line items]
ECL coverage %	2.10%	2.60%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | 1 to 29 DPD
Disclosure of financial assets [line items]
ECL coverage %	2.90%	4.20%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | 30 and greater DPD
Disclosure of financial assets [line items]
ECL coverage %	4.70%	4.60%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 68,592	$ 51,231
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Gross carrying amount | Up-to-date
Disclosure of financial assets [line items]
Financial assets	67,572	50,486
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	681	506
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	339	239
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,487)	(1,358)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Allowance for ECL | Up-to-date
Disclosure of financial assets [line items]
Financial assets	(1,451)	(1,326)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	(20)	(21)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	$ (16)	$ (11)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	1.30%	1.40%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Up-to-date
Disclosure of financial assets [line items]
ECL coverage %	1.10%	1.10%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | 1 to 29 DPD
Disclosure of financial assets [line items]
ECL coverage %	0.00%	9.50%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | 30 and greater DPD
Disclosure of financial assets [line items]
ECL coverage %	6.80%	7.30%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,846	$ 2,098
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Gross carrying amount | Up-to-date
Disclosure of financial assets [line items]
Financial assets	2,728	1,995
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	0	21
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	118	82
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(37)	(30)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Allowance for ECL | Up-to-date
Disclosure of financial assets [line items]
Financial assets	(29)	(22)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	0	(2)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	(8)	(6)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 112,586	$ 90,702
ECL coverage %	2.40%	2.70%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Up-to-date
Disclosure of financial assets [line items]
ECL coverage %	2.10%	2.40%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | 1 to 29 DPD
Disclosure of financial assets [line items]
ECL coverage %	12.50%	10.20%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | 30 and greater DPD
Disclosure of financial assets [line items]
ECL coverage %	15.00%	17.20%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 115,338	$ 93,248
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Gross carrying amount | Up-to-date
Disclosure of financial assets [line items]
Financial assets	112,022	90,157
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	2,027	1,888
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	1,289	1,203
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,752)	(2,546)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Allowance for ECL | Up-to-date
Disclosure of financial assets [line items]
Financial assets	(2,305)	(2,147)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	(254)	(192)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	$ (193)	$ (207)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	2.80%	2.90%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 43,900	$ 39,919
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,228)	$ (1,158)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	2.20%	2.70%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 68,592	$ 51,231
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,487)	$ (1,358)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	1.30%	1.40%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,846	$ 2,098
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(37)	(30)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 164	$ 196
ECL coverage %	1.20%	1.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Up-to-date
Disclosure of financial assets [line items]
ECL coverage %	1.20%	1.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | 1 to 29 DPD
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | 30 and greater DPD
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 166	$ 198
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Gross carrying amount | Up-to-date
Disclosure of financial assets [line items]
Financial assets	166	198
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2)	(2)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Allowance for ECL | Up-to-date
Disclosure of financial assets [line items]
Financial assets	(2)	(2)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 1,994	$ 1,801
ECL coverage %	0.80%	0.30%
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Up-to-date
Disclosure of financial assets [line items]
ECL coverage %	0.80%	0.30%
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | 1 to 29 DPD
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | 30 and greater DPD
Disclosure of financial assets [line items]
ECL coverage %	14.30%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,011	$ 1,806
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Gross carrying amount | Up-to-date
Disclosure of financial assets [line items]
Financial assets	1,999	1,794
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	5	3
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	7	9
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(17)	(5)
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Allowance for ECL | Up-to-date
Disclosure of financial assets [line items]
Financial assets	(16)	(5)
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	$ (1)	$ 0